Statement of Changes in Net Asset Available for Benefits - EBP 075 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions
Participants’ contributions	$ 270,686
Employer contributions	186,797
Net appreciation in fair value of Plan investments	1,860,505
Dividend and interest income on Plan investments	40,138
Interest income on notes receivable from participants	8,627
Total additions	2,366,753
Deductions
Distributions to participants	1,081,280
Administrative fees	2,011
Total deductions	1,083,291
Net increase before transfers	1,283,462
Plan transfers	(25,332)
Net increase	1,258,130
Net assets available for benefits - beginning of year	9,038,626
Net assets available for benefits - end of year	$ 10,296,756